Provisions (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Provisions
Balance at the beginning of the year	$ 17,998
Provisions added during the year	10,315
Provisions utilized during the year	(3,904)
Provisions reversed during the year	(2,989)
Balance at the end of the year	$ 21,420